FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: (Details 1)		Dec. 31, 2017 $ / shares ₪ / shares € / shares	Dec. 31, 2016 $ / shares ₪ / shares € / shares
NIS
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate | ₪ / shares		3.467	3.845
Percentage increase (decrease) in exchange rate		(9.80%)	(1.50%)
Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate | € / shares		0.835	0.952
Percentage increase (decrease) in exchange rate		(12.30%)	3.50%
Israeli CPI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate | $ / shares	[1]	131.71	131.19
Percentage increase (decrease) in exchange rate	[1]	0.40%	(0.20%)

[1]	Based on the CPI index for the month ending on each balance sheet date, on the basis that the average for year 2000 = 100.